Commitments and Contingencies - Operating leases, purchase, and capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating lease commitments
Rental expense of operating lease	$ 17,900	$ 13,700	$ 24,500
Operating leases commitments
Total	45,873
Less than One Year	16,692
One to Three Years	25,607
Three to Five Years	3,574
Purchase commitments
Total	675,510
Less than One Year	651,333
One to Three Years	23,950
Three to Five Years	227
Capital commitments
Total	12,817
Less than One Year	12,715
One to Three Years	$ 102